Insurance Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Schedule of Sensitivity to Changes in Non-Financial Assumptions
The following table sets out the estimated immediate impact on, or sensitivity of, the CSM and net income to certain instantaneous changes in the insurance and other non-financial assumptions used in the calculation of our insurance contract liabilities, based on a starting point and business mix as at December 31, 2024 and December 31, 2023. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The estimates are illustrative and different starting points for best estimate assumptions, CSM balances and business mix will result in different estimated sensitivities. These sensitivities represent the Company's estimate of changes in best estimate assumptions that are reasonably likely based on the Company's and/or the industry's historical experience and industry standards and best practices as at December 31, 2024 and December 31, 2023.

The impact on CSM is attributable to insurance contracts measured under the GMA and VFA. For insurance contracts measured under the GMA, the impact flows through the CSM at locked-in discount rates. For insurance contracts measured under the VFA, the impact flows through the CSM at current discount rates.

The impact on net income is attributable to any portion of the sensitivities for insurance contracts measured under the GMA and VFA that cannot be absorbed by CSM, the full impact for insurance contracts measured under the PAA, and the difference in impact between locked-in and current discount rates for insurance contracts measured under the GMA. If current discount rates are higher than locked-in rates, this generally results in a favourable impact to net income from contracts measured under the GMA.

As at December 31,	2024				2023
	Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)		Potential impact on CSM (pre-tax)		Potential impact on net income/equity (after-tax)
Sensitivities(1)	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held	Insurance contracts issued	Net of reinsurance contracts held
Policyholder behaviour (10% increase / decrease, where adverse)	$(625)	$(800)	$25	$(25)	$(725)	$(950)	$100	$100
Life mortality rates (2% increase)	$(350)	$25	$(50)	$(75)	$(425)	$(75)	$25	$(25)
Annuity mortality rates (2% decrease)	$(200)	$(175)	$—	$—	$(175)	$(175)	$25	$—
Morbidity rates (5% incidence increase and 5% termination decrease)	$(250)	$(125)	$(250)	$(225)	$(225)	$(100)	$(200)	$(175)
Expenses (5% increase)	$(150)	$(150)	$(25)	$(25)	$(175)	$(175)	$—	$—

(1)    Net income and CSM sensitivities have been rounded in increments of $25. The sensitivities exclude the impacts on the income from our joint ventures and associates in China and India, which we account for on an equity basis.
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2024	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(79)	$206	Updates to reflect mortality and morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in Group Retirement Services and Individual Wealth in Canada, and the Philippines in Asia. These were partially offset by an unfavourable mortality impact in Individual Insurance in Canada.
Policyholder behaviour	(74)	(152)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in In-force Management in the U.S. and in Vietnam in Asia.
Expense	(36)	(26)	Updates to expenses in all jurisdictions.
Financial	10	62	Updates to various financial related assumptions.
Modelling enhancements and other	265	(60)	Various enhancements and methodology changes. The largest items were the favourable impact of refinements in the International and Hong Kong blocks in Asia, offset by the impact of a new reinsurance treaty in In-force Management in the U.S. that was favourable to net income but unfavourable to CSM.
Total (pre-tax)	$86	$30

For the year ended December 31, 2023	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(115)	$179	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuities in the U.S and Group Retirement Services in Canada. These were offset partially by adverse mortality in In-force Management in the U.S. Mortality updates impacting CSM favourably are funded at locked-in rates that are lower than current rates resulting in a negative net income impact. Additionally, favourable morbidity impacts in Group Benefits in the U.S. were largely offset by unfavourable morbidity updates in Sun Life Health in Canada.
Policyholder behaviour	(75)	(274)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in Individual Term and Universal Life in Canada, and in International, Hong Kong and Vietnam in Asia.
Expense	10	(171)	Updates to reflect higher costs related to IFRS 17 infrastructure and higher cost in Canada.
Financial	163	202	Updates to various financial related assumptions including the ultimate risk-free rate.
Modelling enhancements and other	107	382	Various enhancements and methodology changes. The largest items were favourable impacts from refinements to the modelling of guarantees for the Individual Par in Canada and International Universal Life in Asia, as well as modelling enhancements in Vietnam in Asia offset partially by a refinement in Group in Canada and to reinsurance and other provisions in Hong Kong in Asia.
Total (pre-tax)	$90	$318